Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Expense (Recovery)

The following table reconciles the expected income tax expense (recovery) at the Canadian federal and provincial statutory income tax rates to the amounts recognized in the consolidated statement of loss and comprehensive loss for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
Loss before taxes	(232,453)	(206,317)	(146,307)
Statutory income tax rates	23.0%	24.0%	26.5%
Expected income tax recovery	(53,464)	(49,516)	(38,771)
Non-deductible share-based compensation	2,308	1,970	10,474
Non-deductible finance expense	2	2,130	15,981
Revaluation of the fair value of warrant liabilities	17,902	—	—
Non-deductible portion of capital losses	5,118	—	—
Other non-deductible expenses	610	348	2,621
Change in tax rates	—	1,528	3,305
Deferred tax benefits not recognized	25,253	43,540	2,781
Income tax (recovery) expense	(2,271)	—	(3,609)

Summary of Deferred Tax Assets (Liabilities)

Details of the deferred tax assets (liabilities) are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets (liabilities):
Inventory	20,472	8,388
Biological assets	(9,509)	(8,388)
Net investment in subleases	(6,109)	—
Lease obligations	(8,371)	—
Marketable securities	7,442	—
Equity-accounted investee	(3,925)	—
Net deferred tax asset (liability)	—	—

Summary of Unrecognized Deductible Temporary Differences

Deferred tax assets have not been recognized for the following deductible temporary differences:

	December 31, 2021	December 31, 2020
Unrecognized deductible temporary differences:
Property, plant and equipment	84,322	36,782
Intangible assets	183	536
Share issue costs	23,835	11,112
Investments	3,300	—
Lease obligations	69,865	—
Financial obligations and other	4,100	1,054
Inventory and biological assets	—	34,781
Non-capital losses & SR&ED	219,165	171,205
Unrecognized deductible temporary differences	404,770	255,470

Summary of Movement in Deferred Income Tax Liability

The movement in deferred income tax liability is as follows:

	December 31, 2021	December 31, 2020
Balance, beginning of year	—	3,365
Acquisition of Inner Spirit	—	—
Recognized in profit and loss	(2,271)	—
Recognized in other comprehensive income	2,271	(25)
Recognized in discontinued operations (note 6)	—	(225)
Disposition of Bridge Farm (note 6)	—	(3,115)
Balance, end of year	—	—